Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
April 30, 2025
SRE-NPRT3-0625
1.924316.113
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(c)(d)(e)	866,692	8
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (c)	416,982	352,841
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (c)	960,084	923,643
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	553,000	543,429
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (c)(e)	2,000,000	1,612,816
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	750,000	780,353
TOTAL UNITED STATES		4,213,090
TOTAL ASSET-BACKED SECURITIES (Cost $4,549,687)		4,213,090

Bank Loan Obligations - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Financials - 2.4%
Financial Services - 2.4%
Agellan Portfolio 9% 8/7/2025 (d)(f)	1,217,000	1,217,000
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3219% 1/9/2026 (d)(e)(f)(g)	5,400,958	5,211,924
		6,428,924
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5716% 1/31/2030 (e)(f)(g)	19,450	19,434
TOTAL UNITED STATES		6,448,358
TOTAL BANK LOAN OBLIGATIONS (Cost $6,637,393)		6,448,358

Commercial Mortgage Securities - 20.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.5%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.85% 4/15/2042 (c)(e)(g)	1,000,000	990,997
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (c)	625,000	466,687
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (c)	1,848,000	854,145
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (c)(e)	573,000	13,774
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (c)(e)	859,000	8,219
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0128% 11/15/2041 (c)(e)(g)	381,000	378,381
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(e)	303,000	301,548
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (c)(e)	254,000	242,410
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 7.2865% 8/15/2038 (c)(e)(g)	91,177	41,394
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 8.2865% 8/15/2038 (c)(e)(g)	213,030	82,762
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (c)(e)	2,018,000	1,772,861
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (c)(e)	353,000	350,280
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.012% 4/15/2040 (c)(e)(g)	1,000,000	990,009
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2365% 6/15/2038 (c)(e)(g)	876,738	860,847
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9683% 4/15/2034 (c)(e)(g)	819,000	785,512
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3888% 5/15/2038 (c)(e)(g)	1,049,300	1,024,650
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(e)	3,666,000	3,300,948
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2597% 7/15/2029 (c)(e)(g)	750,000	718,073
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.262% 11/15/2041 (c)(e)(g)	262,138	260,500
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2606% 11/15/2041 (c)(e)(g)	882,251	871,561
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6719% 1/15/2039 (c)(e)(g)	700,000	683,375
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (c)	1,299,000	1,163,125
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (c)	213,000	176,845
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (c)	31,000	26,747
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.668% 9/15/2033 (c)(e)(g)	735,000	39,071
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6743% 9/15/2033 (c)(e)(g)	735,000	9,707
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2103% 8/15/2041 (c)(e)(g)	500,000	492,521
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7532% 6/15/2034 (c)(d)(g)	800,000	327,602
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7859% 10/15/2051 (e)	1,000,000	865,801
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (c)(e)(g)	1,000,000	1,011,275
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2954% 8/10/2044 (c)(e)	101,000	87,668
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2954% 8/10/2044 (c)(e)	759,236	541,942
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2954% 8/10/2044 (c)(d)(e)	848,000	255,332
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(d)	677,000	2,031
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.7408% 11/10/2045 (c)(e)	355,000	291,455
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.219% 7/15/2035 (c)(d)(e)(g)	669,000	1,316
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (c)(e)	1,000,000	1,006,774
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (c)(e)	500,000	502,576
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(e)	2,515,000	2,393,507
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (c)	504,000	486,596
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (c)	1,624,000	1,574,004
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.4152% 6/15/2051 (c)(e)	302,000	229,360
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.7112% 2/15/2046 (c)(e)	2,720,000	1,775,544
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (c)(e)	1,680,000	214,995
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (c)(d)(e)	1,320,000	86,408
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (c)(e)	678,355	614,138
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (c)(d)	805,000	448,512
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.2958% 4/15/2046 (d)(e)	1,316,000	308,339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (c)(e)	482,000	964
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (c)(e)	924,000	2,320
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (c)(e)	961,000	141,748
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)	1,406,000	263,794
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(e)	356,000	344,672
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0374% 4/15/2038 (c)(e)(g)	555,200	551,036
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6374% 4/15/2038 (c)(e)(g)	676,800	667,494
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1865% 7/15/2038 (c)(e)(g)	250,000	246,563
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.4894% 11/15/2045 (c)(d)(e)	2,000,000	1,609,600
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (c)(e)	1,000,000	135,700
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.8415% 5/15/2046 (e)	625,000	566,287
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (c)(e)	888,525	881,417
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.385% 6/15/2044 (c)(e)	1,467,000	886,215
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5275% 6/15/2044 (b)(c)(e)	21,722,557	79,815
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.1063% 7/15/2049 (c)(e)	180,641	175,280
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.1063% 7/15/2049 (c)(e)	636,000	590,026
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.1063% 7/15/2049 (c)(e)	979,600	887,028
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1487% 5/15/2048 (c)(e)	2,045,000	1,564,443
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (c)	2,346,000	1,467,968
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	990,864	1,037,621
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(e)	739,000	694,230
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (c)(e)	1,000,000	845,373
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(e)	1,022,000	1,042,087
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.7865% 7/15/2038 (c)(d)(e)(g)	500,000	196,800
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	250,000	207,425
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (c)	567,077	580,217
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	720,000	751,770
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2622% 11/15/2034 (c)(e)(g)	303,000	302,155
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5104% 11/15/2034 (c)(e)(g)	354,000	350,692
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9219% 10/15/2041 (c)(e)(g)	512,000	506,720
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7023% 10/15/2038 (c)(e)(g)	1,573,000	1,523,491
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.352% 11/15/2036 (c)(e)(g)	1,000,000	973,775
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.636% 11/15/2036 (c)(e)(g)	1,280,000	1,247,982
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5608% 3/15/2042 (c)(e)(g)	500,000	479,750
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(e)	926,620	873,988
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(e)	399,000	127,415
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (c)	1,260,000	724,317
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (c)(d)(e)	843,916	337,904
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	45,000	14,555
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.4501% 3/15/2045 (c)(e)	53,000	36,077
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0868% 5/15/2045 (c)(e)	35,962	32,999
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (c)(e)	1,168,000	1,087,017
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (c)(d)(e)	459,000	398,350
TOTAL UNITED STATES		55,367,204
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $69,626,753)		55,367,204

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (d)(h) (Cost $709,415)	24,066	0

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $904,000)	904,000	890,440

Convertible Preferred Stocks - 5.4%
	Shares	Value ($)
UNITED STATES - 5.4%
Financials - 4.2%
Mortgage Real Estate Investment Trusts (REITs) - 4.2%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (e)(g)	65,750	1,606,273
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (e)(g)	61,500	1,519,050
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (e)(g)	46,750	1,171,087
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (e)(g)	27,900	701,963
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (e)(g)	35,058	860,674
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (e)(g)	89,500	2,277,328
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (e)(g)	20,446	510,946
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (e)(g)	43,666	1,121,343
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (e)(g)	60,467	1,538,885
		11,307,549
Real Estate - 1.2%
Industrial REITs - 1.2%
LXP Industrial Trust 6.5%	68,019	3,137,761
TOTAL UNITED STATES		14,445,310
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,851,062)		14,445,310

Non-Convertible Corporate Bonds - 44.9%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (c)	750,000	826,727
UNITED STATES - 44.6%
Communication Services - 0.3%
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	817,557
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.9%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	245,343
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	500,000	458,551
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (c)	740,000	643,953
Las Vegas Sands Corp* 6/14/2030	500,000	502,814
Times Square Hotel Trust 8.528% 8/1/2026 (c)	450,335	451,348
		2,302,009
Household Durables - 0.4%
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,298,223
TOTAL CONSUMER DISCRETIONARY		3,600,232

Financials - 0.3%
Financial Services - 0.3%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	850,763
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Sabra Health Care LP 5.125% 8/15/2026	1,615,000	1,607,182
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Williams Scotsman Inc 4.625% 8/15/2028 (c)	750,000	721,232
Williams Scotsman Inc 6.625% 4/15/2030 (c)	190,000	193,441
		914,673
Real Estate - 41.8%
Diversified REITs - 6.7%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,018,614
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (c)	925,000	869,042
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	927,460
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	999,027
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	488,821
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	471,533
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	527,139
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	442,210
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,063,816
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,407,616
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	1,040,000	930,065
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	958,000	1,017,190
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	630,000	576,343
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	3,095,000	3,006,039
VICI Properties LP 5.125% 5/15/2032	500,000	489,331
VICI Properties LP 5.625% 5/15/2052	667,000	597,326
VICI Properties LP 5.75% 4/1/2034	32,000	32,168
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,201,282
WP Carey Inc 2.25% 4/1/2033	1,000,000	790,375
WP Carey Inc 2.45% 2/1/2032	1,000,000	837,671
WP Carey Inc 4.25% 10/1/2026	459,000	456,886
		18,149,954
Health Care REITs - 3.7%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,147,088
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	2,858,995
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)	340,000	345,434
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	482,174
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,617,870
Omega Healthcare Investors Inc 5.25% 1/15/2026	22,000	22,000
Ventas Realty LP 2.5% 9/1/2031	500,000	436,765
Ventas Realty LP 4.4% 1/15/2029	2,000,000	1,983,315
Ventas Realty LP 4.75% 11/15/2030	1,000,000	999,299
		9,892,940
Hotel & Resort REITs - 0.2%
RLJ Lodging Trust LP 4% 9/15/2029 (c)	715,000	646,205
Industrial REITs - 3.0%
LXP Industrial Trust 2.375% 10/1/2031	500,000	418,596
LXP Industrial Trust 2.7% 9/15/2030	78,000	68,622
LXP Industrial Trust 6.75% 11/15/2028	250,000	265,796
Prologis LP 4.875% 6/15/2028	1,000,000	1,018,692
Prologis LP 5% 3/15/2034	1,500,000	1,485,770
Prologis LP 5.125% 1/15/2034	2,000,000	2,000,372
Prologis LP 5.25% 3/15/2054	1,500,000	1,385,779
Prologis LP 5.25% 6/15/2053	1,500,000	1,390,154
		8,033,781
Real Estate Management & Development - 4.5%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	728,120
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,000,000	1,000,972
CBRE Services Inc 5.95% 8/15/2034	1,750,000	1,807,701
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,011,304
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,662,803
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	1,982,520
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,028,555
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,044,031
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,547,559
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)	202,000	202,986
		12,016,551
Residential REITs - 5.9%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,721,304
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	908,562
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	1,984,010
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,494,814
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	2,978
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	838,196
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	930,735
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	3,000,425
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,184,643
Sun Communities Operating LP 5.5% 1/15/2029	1,000,000	1,028,202
Sun Communities Operating LP 5.7% 1/15/2033	1,250,000	1,278,662
UDR Inc 3% 8/15/2031	500,000	448,073
		15,820,604
Retail REITs - 6.9%
Agree LP 2.6% 6/15/2033	1,000,000	815,704
Agree LP 2.9% 10/1/2030	500,000	455,053
Agree LP 4.8% 10/1/2032	77,000	74,345
Agree LP 5.625% 6/15/2034	25,000	25,234
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	134,509
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	499,766
CBL & Associates LP 4.6% (d)(i)	3,930,000	1
CBL & Associates LP 5.25% (d)(i)	3,629,000	0
CBL & Associates LP 5.95% (d)(i)	2,551,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	965,042
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,683,159
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	1,001,271
NNN REIT Inc 5.6% 10/15/2033	311,000	314,905
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,564,993
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	2,000	1,901
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,000,000	1,011,582
Realty Income Corp 3.1% 12/15/2029	1,000,000	936,563
Realty Income Corp 3.4% 1/15/2030	500,000	475,274
Realty Income Corp 4% 7/15/2029	1,000,000	977,673
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,031,633
Simon Property Group LP 4.75% 9/26/2034	1,500,000	1,434,151
Simon Property Group LP 5.85% 3/8/2053	1,000,000	979,879
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,141,969
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,080,441
		18,605,048
Specialized REITs - 10.9%
American Tower Corp 3.1% 6/15/2050	1,500,000	961,193
American Tower Corp 3.8% 8/15/2029	1,000,000	966,710
American Tower Corp 4.05% 3/15/2032	1,500,000	1,422,465
American Tower Corp 5.45% 2/15/2034	2,000,000	2,031,592
American Tower Corp 5.55% 7/15/2033	1,000,000	1,023,335
American Tower Corp 5.65% 3/15/2033	2,000,000	2,066,369
American Tower Corp 5.9% 11/15/2033	1,500,000	1,571,563
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,699,769
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,294,930
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,292,532
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,444,292
Crown Castle Inc 5.8% 3/1/2034	500,000	511,658
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,259,318
CubeSmart LP 4.375% 2/15/2029	1,000,000	986,924
Equinix Inc 2.5% 5/15/2031	2,000,000	1,751,201
Equinix Inc 2.95% 9/15/2051	2,000,000	1,198,896
Equinix Inc 3% 7/15/2050	2,500,000	1,528,859
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	1,015,672
Public Storage Operating Co 5.35% 8/1/2053	2,000,000	1,895,156
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,316,186
		29,238,620
TOTAL REAL ESTATE		112,403,703

TOTAL UNITED STATES		120,194,110
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $119,802,376)		121,020,837

Non-Convertible Preferred Stocks - 16.6%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (e)(g)	20,325	467,272
UNITED STATES - 16.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	12,200	316,918
Financials - 6.4%
Capital Markets - 1.5%
DigitalBridge Group Inc 7.125% Series J	52,749	1,118,279
DigitalBridge Group Inc Series H, 7.125%	64,710	1,391,912
DigitalBridge Group Inc Series I, 7.15%	75,785	1,636,956
		4,147,147
Mortgage Real Estate Investment Trusts (REITs) - 4.9%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (e)(g)	41,899	1,065,282
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (e)(g)	70,990	1,733,576
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (e)(g)	73,400	1,851,882
Arbor Realty Trust Inc 6.25% (e)	14,100	302,868
Arbor Realty Trust Inc 6.375%	12,400	221,489
Chimera Investment Corp Series C, 7.75% (e)	45,866	1,057,211
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (e)(g)	58,522	1,456,027
MFA Financial Inc 7.5%	16,249	337,654
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (e)(g)	26,100	645,975
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index + 8%, Series B 0% (e)(g)	20,205	495,023
Pennymac Mortgage Investment Trust 8.125% (e)	14,975	364,490
Rithm Capital Corp 7% Series D (e)	17,100	417,240
Two Harbors Investment Corp 7.625% Series B (e)	89,612	2,070,037
Two Harbors Investment Corp 8.125% Series A (e)	41,635	984,668
		13,003,422
TOTAL FINANCIALS		17,150,569

Real Estate - 10.0%
Diversified REITs - 2.5%
Armada Hoffler Properties Inc 6.75%	33,250	737,818
CTO Realty Growth Inc 6.375%	20,000	428,000
Gladstone Commercial Corp 6.625%	41,125	921,200
Gladstone Commercial Corp Series G, 6%	64,500	1,308,711
Global Net Lease Inc 6.875% Series B	47,200	1,019,992
Global Net Lease Inc 7.25% Series A	45,925	1,037,905
Global Net Lease Inc 7.375% Series E	19,100	438,727
Global Net Lease Inc 7.5%	34,998	802,329
		6,694,682
Health Care REITs - 0.6%
Global Medical REIT Inc 7.5% Series A	27,461	697,784
National Healthcare Properties Inc Series A, 7.375%	33,000	463,485
National Healthcare Properties Inc Series B, 7.125%	40,300	540,745
		1,702,014
Hotel & Resort REITs - 2.9%
Ashford Hospitality Trust Inc 7.375%	2,498	28,827
Ashford Hospitality Trust Inc 7.5%	3,575	42,951
Ashford Hospitality Trust Inc 7.5%	1,899	22,066
Braemar Hotels & Resorts Inc 8.25% Series D	5,450	106,711
DiamondRock Hospitality Co 8.25%	34,900	873,547
Pebblebrook Hotel Trust 6.3% Series F	37,902	693,607
Pebblebrook Hotel Trust 6.375%	20,200	372,690
Pebblebrook Hotel Trust 6.375% Series E	45,192	804,418
Pebblebrook Hotel Trust Series H, 5.7%	50,200	838,340
Sotherly Hotels Inc 7.875% Series C	19,300	313,482
Sotherly Hotels Inc 8% Series B	12,750	205,403
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,188,327
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,152,900
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	419,600
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	739,944
		7,802,813
Industrial REITs - 0.9%
Prologis Inc Series Q, 8.54%	16,850	910,405
Rexford Industrial Realty Inc 5.625% Series C	11,775	254,835
Rexford Industrial Realty Inc 5.875% Series B	50,000	1,158,500
		2,323,740
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	22,900	304,570
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	7,000	88,970
Brookfield Property Partners LP 6.5%	5,875	84,894
Seritage Growth Properties Series A, 7%	1,050	23,362
		197,226
Residential REITs - 1.0%
American Homes 4 Rent 5.875% Series G	37,050	870,675
American Homes 4 Rent Series H, 6.25%	18,925	471,233
UMH Properties Inc 6.375% Series D	63,875	1,448,046
		2,789,954
Retail REITs - 1.2%
Agree Realty Corp 4.25%	38,700	671,445
Cedar Realty Trust Inc 7.25%	7,070	113,120
Regency Centers Corp 5.875%	28,775	661,249
Regency Centers Corp 6.25% Series A	51,175	1,198,524
Saul Centers Inc 6% Series E	13,475	277,585
Saul Centers Inc 6.125% Series D	15,958	336,714
		3,258,637
Specialized REITs - 0.7%
Gladstone Land Corp 5% Series D	60,000	1,479,000
National Storage Affiliates Trust Series A, 6%	12,325	278,545
		1,757,545
TOTAL REAL ESTATE		26,831,181

TOTAL UNITED STATES		44,298,668
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $48,070,918)		44,765,940

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $21,120,348)	4.33	21,116,125	21,120,348

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $283,271,952)	268,271,527
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,237,507
NET ASSETS - 100.0%	269,509,034

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,713,868 or 25.5% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,849,693	36,632,170	21,361,515	473,205	-	-	21,120,348	21,116,125	0.0%
Total	5,849,693	36,632,170	21,361,515	473,205	-	-	21,120,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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